[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

Internet: david.goldstein@sablaw.com

February 28, 2006

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Mail Stop 10-5

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	GE Investments Funds, Inc.
File Nos. 2-91369; 811-04041

Commissioners:

On behalf of GE Investments Funds, Inc. (the “Company”), attached for filing with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940 (the “1940 Act”), is a conformed electronic format copy of post-effective amendment number 36 to the Company’s Form N-1A registration statement referenced above (the “Amendment”).

The Amendment is marked to show changes with respect to the prospectuses and SAI from post-effective amendment number 34 to the Company’s registration statement, which was filed on December 1, 2005. With respect to the facing sheet and Part C, the Amendment is marked to show changes from post-effective amendment number 35 to the Company’s registration statement, which was filed pursuant to paragraph (b)(1)(iii) of Rule 485 to delay until March 1, 2006 the effectiveness of post-effective amendment number 34. The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

The Amendment is being filed to reflect (1) written comments received on January 19, 2006 from Mark Cowan, a member of the staff of the Commission, regarding post-effective amendment number 34 to the Company’s registration statement, (2) anticipated changes to the Real Estate Securities Fund, an investment portfolio of the Company, and (3) other editorial changes. Each of these is discussed below.

Securities and Exchange Commission

February 28, 2006

Responses to Comments Received from Mark Cowan on January 19, 2006

As noted above, on January 19, 2006, we received written comments from Mr. Cowan regarding post-effective amendment number 34 to the Company’s registration statement that was filed on December 1, 2005. On behalf of the Company, set forth below are the comments received by the Company and the Company’s responses to those comments.

1.	Please explain to the staff why there are two prospectuses for Class 3 shares of the Total Return Fund.

Shares of the Total Return Fund, as well as shares of the other funds offered by the Company, are offered to separate accounts of insurance companies issuing variable annuity and variable life insurance contracts (collectively, “contracts”). Not all share classes of the Total Return Fund will be available under such contracts. To reflect this fact, as well as to reduce administrative and cost burdens to the Company and insurance companies offering contracts permitting investments in the Total Return Fund, the Company has decided to offer shares of the Total Return Fund as follows: (1) Class 1 and Class 3 shares of the Total Return Fund will be offered in a combined prospectus containing the other funds offered by the Company, (2) Class 3 shares of the Total Return Fund will be offered in a separate stand-alone prospectus, and (3) shares of Classes 2, 3 and 4 of the Total Return Fund will be offered in a separate stand-alone prospectus.

2.	Please disclose that high yield securities are more commonly known as junk bonds.

We have added disclosure consistent with the comment to each prospectus.

3.	With respect to the bar chart and table, the disclosure in the footnote regarding the fees and charges associated with the variable contracts should be included in the text above to make the disclosure complete.

We have moved this disclosure from the footnote to the text above the bar chart and table in each of the prospectuses.

4.	Please disclose that sales loads and/or a CDSC may be imposed by the contract or delete the disclosure that no such charges are imposed.

We have revised the disclosure in each prospectus to reflect the fact that sales loads and/or a CDSC may be imposed by the contract.

Securities and Exchange Commission

February 28, 2006

5.	The footnote to the fee table in each prospectus states that the expense limitation related to the Total Return Fund will continue until December 31, 2008. The footnote to the table of Advisory Fee Rates in the SAI states that the expense limitation will continue until April 30, 2007. Please resolve the apparent inconsistency.

We have revised the prospectuses and SAI to reflect that the expense limitation agreement will continue in effect until April 30, 2009.

6.	Please disclose that because the 12b-1 fees are paid out of the Total Return Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We have added this disclosure with respect to the 12b-1 plan discussion within each prospectus.

7.	Please include a concise statement of the functions of the Fair Valuation Committee and the number of committee meetings held during the last fiscal year.

The board of directors of the Company (the “Board”) does not have a standing valuation committee. Instead, the Board has delegated responsibility for carrying out certain functions relating to the valuation of portfolio securities to a committee of GE Asset Management Incorporated (“GEAM”), the investment adviser to the various funds offered by the Company. We have clarified that this committee is a committee of GEAM by amending the second footnote to the “Total Director’s Compensation” table in the SAI.

In connection with our responses to Mr. Cowan’s comments, the Company acknowledges that: (1) the Company is responsible for the adequacy and accuracy of the disclosure in the filings, (2) comments from the Commission staff or changes to disclosure in response to comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and (3) the Company may not assert comments from the Commission staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Anticipated Changes to the Real Estate Securities Fund

On February 14, 2006, the Company filed definitive proxy materials with the Commission requesting voting instructions from contract owners on a number of proposals pertaining to the operation of the Real Estate Securities Fund. Specifically, these proposals requested voting instructions with respect to the approval of: (1) an investment sub-advisory agreement among GEAM, the Company and Urdang Securities Management, Inc. (“Urdang”), pursuant to which Urdang will serve as investment sub-adviser to the Real Estate Securities

Securities and Exchange Commission

February 28, 2006

Fund, (2) the use of a “manager of managers” arrangement whereby GEAM, under certain circumstances, will be able to hire and replace sub-advisers to the Real Estate Securities Fund without obtaining shareholder approval, (3) a change in the Real Estate Securities Fund’s sub-classification under the 1940 Act from a diversified mutual fund to a non-diversified mutual fund and the elimination of two related fundamental investment policies on diversification, and (4) the amendment, elimination or reclassification of certain fundamental investment policies of the Real Estate Securities Fund. In anticipation that each of the foregoing proposals will be approved at a meeting of the shareholders of the Real Estate Securities Fund to be held on March 22, 2006, we have made changes to the prospectuses and SAI to reflect such operational changes.

Other Changes

The Amendment also reflects certain other editorial changes. Financial statements will be added by an additional post-effective amendment filed under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions of comments, please call the undersigned at the above number or Michael Pawluk at (202) 383-0770.

Sincerely,

/s/ David S. Goldstein
David S. Goldstein

Attachment

cc:	Jeanne LaPorta, Esq.

George Sapio, Esq.

Joseph Carucci